Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Growth Index Fund
	Aug. 29, 2024
Fidelity Mid Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.79%
Since Inception	9.02%	[1]
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.59%
Since Inception	8.42%	[1]
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.39%
Since Inception	6.97%	[1]
RS012
Average Annual Return:
Past 1 year	25.87%
Since Inception	9.18%
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.21%

[1]	A From July 11, 2019 .